Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Taxable income, permanent differences	$ 1,000,000
Taxable income, net	1,300,000
Federal and state income tax	13,600,000	16,200,000	16,700,000
Valuation allowance, decreased	1,000,000
Percentage of current and non current deferred income tax assets	20.00%	38.00%
Net operating loss carry-forwards expire	Dec. 31, 2031
Provision for Income Taxes	$ 0	$ 0